INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2019
INCOME TAX EXPENSE
INCOME TAX EXPENSE

17.           INCOME TAX EXPENSE

The following table shows the components of the current and deferred tax expense:

	Years ended December 31,
	2019	2018
Current tax expense
Current period	$206.6	$137.8
Adjustment for prior periods	(1.0)	(7.9)

Deferred tax expense
Origination and reversal of temporary differences	223.0	55.8
Impact of changes in tax rate	(1.6)	(0.1)
Change in unrecognized deductible temporary differences	(156.3)	(35.6)
Recognition of previously unrecognized tax losses	(24.0)	(11.2)
Total tax expense	$246.7	$138.8

In 2017 the Company recognized a net income tax benefit of $93.4 million due to the enactment of U.S. Tax Reform legislation passed on December 22, 2017. The 2017 net benefit included a benefit of $124.4 million in respect of the collectability of the Alternative Minimum Tax (“AMT”) credit, which was partially offset by the write-down of the net deferred tax assets to reflect the reduction in the U.S. corporate tax rate from  35% to 21% beginning January 1, 2018.

Guidance on the implementation and application of the U.S. Tax Reform legislation was released in 2018 and 2019.  The Internal Revenue Service released guidance that the AMT refunds would no longer be subject to sequestration for taxation years commencing after December 31, 2017. As a result, the Company recognized an additional $8.7 million income tax benefit in 2018.  In 2019 the State of Alaska confirmed administratively that they would refund AMT paid for State income tax purposes, consistent with the U.S. Federal Tax Reform.  As a result, the Company recognized an additional income tax benefit of $4.6 million in 2019.

Further guidance on the implementation and application of the U.S. Tax Reform legislation will be forthcoming in regulations to be issued by the Department of the Treasury, legislation or guidance for the states in which the Company operates, and directions from the Office of Management and Budget. Such legislation, regulations, directions, and additional guidance may require changes to the estimated net benefit recorded and the impact of such changes will be accounted for in the period in which the legislation, regulations, directions, and additional guidance are enacted or released by the relevant authorities.

The reconciliation of the combined Canadian federal and provincial statutory income tax rate to the effective tax rate is as follows:

	2019	2018
Combined statutory income tax rate	26.5%	26.5%

Increase (decrease) resulting from:
Mining taxes	1.2%	8.0%
Percentage of depletion	(1.4)%	(3.4)%
Difference in foreign tax rates and foreign exchange on deferred income taxes within income tax expense	4.5%	42.1%
Change in unrecognized deferred tax assets	(4.1)%	59.2%
Over provided in prior periods	(0.4)%	(34.4)%
Income not subject to tax	(0.7)%	(17.1)%
Effect of non-deductible (non-taxable) impairment/(reversals)	(4.2)%	0.2%
Accounting expenses disallowed for tax	2.3%	17.8%
Taxes on repatriation of foreign earnings	0.5%	12.4%
AMT credit receivable due to US Tax Reform	(0.5)%	(7.8)%
Other	1.9%	19.1%
Effective tax rate	25.6%	122.6%

i.            Deferred income tax

The following table summarizes the components of deferred income tax:

	December 31,	December 31,
	2019	2018
Deferred tax assets
Accrued expenses and other	$29.2	$39.5
Property, plant and equipment	26.3	25.5
Reclamation and remediation obligations	88.4	69.5
Inventory capitalization	11.5	4.3
Non-capital loss	34.7	19.3
	190.1	158.1
Deferred tax liabilities
Accrued expenses and other	2.7	2.4
Reclamation and remediation obligations	2.8	—
Property, plant and equipment	423.4	340.2
Inventory capitalization	30.5	35.7
Deferred tax liabilities - net	$269.3	$220.2

For balance sheet disclosure purposes, deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Movement in net deferred tax liabilities:

	December 31,	December 31,
	2019	2018
Balance at the beginning of the period	$220.2	$222.3
Recognized in profit/loss	41.1	8.9
Recognized in OCI	8.0	(11.1)
Other	—	0.1
Balance at the end of the period	$269.3	$220.2

ii.           Unrecognized deferred tax assets and liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized, as at December 31, 2019 is $7.3 billion (December 31, 2018 - $6.7 billion).

Deferred tax assets have not been recognized in respect of the following items:

	December 31,	December 31,
	2019	2018
Deductible temporary differences	$656.5	$746.4
Tax losses	$441.3	$551.2

The tax losses not recognized expire as per the amount and years noted below. The deductible temporary differences do not expire under current tax legislation. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits therefrom.

iii.           Non-capital losses (not recognized)

The following table summarizes the Company’s non-capital losses that can be applied against future taxable profit:

Country	Type	Amount	Expiry Date
Canada	Net operating losses	$946.1	2027 - 2039
United States(a)	Net operating losses	54.8	2020 - 2033
Chile	Net operating losses	323.0	No expiry
Brazil	Net operating losses	6.3	No expiry
Mauritania	Net operating losses	219.7	2021 - 2023
Barbados	Net operating losses	677.3	2020 - 2025
Luxembourg	Net operating losses	74.4	Various
Other	Net operating losses	56.7	Various
(a)	Utilization of the United States loss carry forwards will be limited in any year as a result of the previous changes in ownership.